ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited		March 31, 2006
Portfolio of Investments †	Shares/$ Par	Value
(Cost and value in $000s)

COMMON STOCKS 97.6%
CONSUMER DISCRETIONARY 10.7%
Hotels, Restaurants & Leisure 1.2%
International Game Technology	441,000	15,532
Royal Caribbean Cruises	107,000	4,496
		20,028
Household Durables 0.6%
Harman International	79,000	8,779
		8,779
Media 4.3%
CBS, Class B (1)	322,500	7,733
Clear Channel Communications	390,000	11,314
Disney	325,000	9,064
New York Times, Class A	305,000	7,720
News Corp., Class A	385,000	6,395
Time Warner	924,000	15,514
Viacom, Class B (1)(2)	322,500	12,513
		70,253
Multiline Retail 1.4%
Family Dollar Stores	209,000	5,560
Kohl's (2)	320,000	16,963
		22,523
Specialty Retail 3.2%
Bed Bath & Beyond (2)	195,000	7,488
Home Depot	423,000	17,893
RadioShack	385,000	7,403
TJX	780,000	19,360
		52,144
Total Consumer Discretionary		173,727
CONSUMER STAPLES 7.2%
Beverages 2.3%
Coca-Cola	492,000	20,600
PepsiCo	288,000	16,644
		37,244
Food & Staples Retailing 2.4%
Sysco	697,000	22,339
Wal-Mart	371,000	17,526
		39,865
Food Products 0.5%
General Mills	172,000	8,717
		8,717
Personal Products 1.2%
Avon	608,000	18,951
		18,951
Tobacco 0.8%
Altria Group	176,000	12,471
		12,471
Total Consumer Staples		117,248
ENERGY 9.4%
Energy Equipment & Services 3.6%
Baker Hughes	330,000	22,572
Schlumberger	190,000	24,048
Transocean (2)	153,000	12,286
		58,906
Oil, Gas & Consumable Fuels 5.8%
BP ADR	84,000	5,791
Chevron	274,000	15,884
ExxonMobil	405,000	24,648
Murphy Oil	339,000	16,889
Royal Dutch Shell ADR	237,000	14,756
Total ADR	114,000	15,017
		92,985
Total Energy		151,891
FINANCIALS 22.9%
Capital Markets 6.8%
Ameriprise Financial	279,000	12,572
AMVESCAP (GBP)	1,228,000	11,469
Charles Schwab	452,000	7,779
E*TRADE Financial (2)	381,000	10,279
Goldman Sachs	56,000	8,790
Legg Mason	46,000	5,765
Merrill Lynch	218,000	17,170
Morgan Stanley	302,000	18,972
Northern Trust	102,000	5,355
State Street	164,000	9,910
TD Ameritrade Holding	139,000	2,901
		110,962
Commercial Banks 3.7%
Fifth Third Bancorp	555,000	21,844
National City	511,000	17,834
Royal Bank of Scotland (GBP)	399,000	12,998
U.S. Bancorp	246,000	7,503
		60,179
Diversified Financial Services 3.7%
Citigroup	958,000	45,246
JPMorgan Chase	335,000	13,950
		59,196
Insurance 5.6%
American International Group	251,000	16,589
Berkshire Hathaway, Class A (2)	56	5,060
Lincoln National	188,000	10,263
Marsh & McLennan	1,018,000	29,888
St. Paul Travelers Companies	56,000	2,340
Willis Group Holdings	478,000	16,376
XL Capital	162,000	10,386
		90,902
Real Estate 2.0%
Equity Residential, REIT	413,000	19,324
Global Signal, REIT	269,000	13,235
		32,559
Thrifts & Mortgage Finance 1.1%
Freddie Mac	280,000	17,080
		17,080
Total Financials		370,878
HEALTH CARE 9.6%
Biotechnology 0.7%
MedImmune (2)	297,000	10,864
		10,864
Health Care Equipment & Supplies 4.3%
Alcon	76,000	7,924
Biomet	167,000	5,932
Boston Scientific (2)	1,041,000	23,995
C R Bard	246,000	16,681
Medtronic	290,000	14,718
		69,250
Health Care Providers & Services 2.2%
Humana (2)	246,000	12,952
Medco (2)	137,000	7,839
Quest Diagnostics	302,000	15,493
		36,284
Pharmaceuticals 2.4%
Forest Laboratories (2)	74,000	3,303
Johnson & Johnson	223,000	13,206
Merck	302,000	10,639
Teva Pharmaceutical ADR	279,000	11,489
		38,637
Total Health Care		155,035
INDUSTRIALS & BUSINESS SERVICES 10.4%
Aerospace & Defense 1.4%
Honeywell International	532,000	22,754
		22,754
Air Freight & Logistics 1.1%
UPS, Class B	237,000	18,813
		18,813
Airlines 0.9%
Southwest Airlines	850,000	15,292
		15,292
Building Products 1.0%
American Standard	364,000	15,601
		15,601
Commercial Services & Supplies 1.4%
Cintas	246,600	10,510
Republic Services	287,700	12,230
		22,740
Industrial Conglomerates 3.5%
GE	1,626,000	56,552
		56,552
Machinery 1.1%
Danaher	271,000	17,222
		17,222
Total Industrials & Business Services		168,974
INFORMATION TECHNOLOGY 18.0%
Communications Equipment 2.5%
Cisco Systems (2)	799,000	17,314
Juniper Networks (2)	938,000	17,935
Lucent Technologies (2)	1,658,000	5,057
		40,306
Computers & Peripherals 3.2%
Dell (2)	455,000	13,541
EMC (2)	1,120,000	15,266
IBM	280,000	23,091
		51,898
Internet Software & Services 1.5%
VeriSign (2)	441,000	10,580
Yahoo! (2)	432,000	13,936
		24,516
IT Services 0.9%
First Data	320,000	14,982
		14,982
Semiconductor & Semiconductor Equipment 4.9%
Analog Devices	557,000	21,327
Applied Materials	813,000	14,236
Intel	906,000	17,531
Linear Technology	450,000	15,786
Xilinx	397,000	10,108
		78,988
Software 5.0%
Adobe Systems (2)	93,000	3,247
Microsoft	1,840,000	50,066
NAVTEQ (2)	253,500	12,840
Oracle (2)	1,069,000	14,635
		80,788
Total Information Technology		291,478
MATERIALS 3.0%
Chemicals 0.6%
Potash Corp./Saskatchewan	111,000	9,778
		9,778
Metals & Mining 1.5%
Alcoa	409,000	12,499
Newmont Mining	241,000	12,506
		25,005
Paper & Forest Products 0.9%
International Paper	399,000	13,793
		13,793
Total Materials		48,576
TELECOMMUNICATION SERVICES 1.8%
Diversified Telecommunication Services 1.8%
BellSouth	283,000	9,806
Telus (Non-voting shares)	353,000	13,661
Verizon Communications	153,000	5,211
Total Telecommunication Services		28,678
UTILITIES 4.6%
Electric Utilities 2.8%
Edison International	313,000	12,889
Entergy	237,000	16,339
Pinnacle West Capital	200,000	7,820
PPL	279,000	8,203
		45,251
Independent Power Producers & Energy Traders 1.0%
Duke Energy	571,000	16,645
		16,645
Multi-Utilities 0.8%
NiSource	673,000	13,608
		13,608
Total Utilities		75,504
Total Common Stocks (Cost $1,324,054)		1,581,989
CONVERTIBLE BONDS 1.3%
Wynn Resorts, 6.00%, 7/15/15	6,139,000	20,500
Total Convertible Bonds (Cost $15,076)		20,500
SHORT-TERM INVESTMENTS 0.8%
Money Market Funds 0.8%
T. Rowe Price Reserve Investment Fund, 4.71% (3)(4)	13,289,805	13,290
Total Short-Term Investments (Cost $13,290)		13,290
Total Investments in Securities
99.7% of Net Assets (Cost $1,352,420)		$ 1,615,779

†	Denominated in U.S. dollars unless otherwise noted
(1)	When-issued security
(2)	Non-income producing
(3)	Affiliated company - see Note 3
(4)	Seven-day yield
ADR	American Depository Receipts
GBP	British Pound
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE GROWTH & INCOME FUND
Unaudited	March 31, 2006
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Growth & Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth, a reasonable level of current income, and increasing future income through investments primarily in dividend-paying common stocks.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - FEDERAL INCOME TAXES

At March 31, 2006, the cost of investments for federal income tax purposes was $1,352,420,000. Net unrealized gain aggregated $263,359,000 at period-end, of which $322,353,000 related to appreciated investments and $58,994,000 related to depreciated investments.

NOTE 3 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended March 31, 2006, dividend income from the T. Rowe Price Reserve Funds totaled $116,000, and the value of shares of the T. Rowe Price Reserve Funds held at March 31, 2006 and December 31, 2005 was $13,290,000 and $16,740,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth & Income Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	May 19, 2006

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	May 19, 2006